CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY [Abstract]
Cash dividends, per share (in dollars per share)	$ 0.91	$ 0.88
Common stock issued to ESOP, shares (in shares)	0	20,542
Shares acquired for treasury (in shares)		82,673